Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
2.	Basis of Presentation

Interim Financial Statements
The accompanying unaudited condensed consolidated financial statements have been prepared from the books and records of the Company and include all normal and recurring adjustments which, in the opinion of management, are necessary for a fair presentation in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and Rule 8-03 of Regulation S-X promulgated by the U.S. Securities and Exchange Commission. Accordingly, these interim financial statements do not include all of the information and footnotes required for complete annual financial statements. Interim results are not necessarily indicative of the results that may be expected for the full year. Interim unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended June 30, 2016, from which the accompanying condensed consolidated balance sheet dated June 30, 2016 was derived.

Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated as part of the consolidation.

Foreign Currency
The Company accounts for foreign currency translation pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters.” The functional currency of iBio Brazil is the Brazilian Real. Under FASB ASC 830, all assets and liabilities are translated into United States dollars using the current exchange rate at the end of each fiscal period. Revenues and expenses are translated using the average exchange rates prevailing throughout the respective periods. All transaction gains and losses from the measurement of monetary balance sheet items denominated in Reals are reflected in the statement of operations as appropriate. Translation adjustments are included in accumulated other comprehensive loss.

Going Concern

Since its spin-off from Integrated BioPharma, Inc. in August 2008, the Company has incurred significant losses and negative cash flows from operations. As of March 31, 2017, the Company’s accumulated deficit was $67.8 million and it had cash used in operating activities of $9.4 million for the nine months ended March 31, 2017. The Company has historically financed its activities through the sale of common stock and warrants. Through March 31, 2017, the Company has dedicated most of its financial resources to investing in its iBioLaunch™ and iBioModulator™ platforms, its proprietary candidates for treatment of fibrotic diseases, advancing its intellectual property, and general and administrative activities.

On May 15, 2015, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC (“Aspire Capital”) pursuant to which the Company has the option to require Aspire Capital, upon and subject to the terms of the agreement, to purchase up to $15 million of its common stock, over a three-year term. No shares have been sold under the 2015 Facility as of the date of the filing of this report. See Note 9 for a further description of the agreement.

Coincident with the entry into the iBio CMO joint venture, Eastern agreed to acquire 10 million shares of the Company's common stock at $0.622 per share. The closing for the sale of 3,500,000 of such shares occurred on January 25, 2016 and the sale of the remaining 6,500,000 shares occurred on April 13, 2016. In addition, on January 25, 2016, Eastern exercised warrants it previously acquired to purchase 1,784,000 shares of the Company's common stock at $0.53 per share. As of the date of the filing of this report, the Company has received $15 million for the capitalization of iBio CMO and approximately $7.2 million from Eastern for the acquisition of 10 million shares of common stock and the exercise of the warrants. See Note 9 for a further description of the transactions.

The history of significant losses, the negative cash flow from operations, the limited cash resources currently on hand and the dependence by the Company on its ability – about which there can be no certainty – to obtain additional financing to fund its operations after the current cash resources are exhausted raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements were prepared under the assumption that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to fund its future business operations using cash on hand, through proceeds from the sale of additional equity or other securities, including sales of common stock to Aspire Capital pursuant to the common stock purchase agreement entered into on May 15, 2015, and through proceeds realized in connection with license and collaboration arrangements. The Company cannot be certain that such funding will be available on favorable terms or available at all. To the extent that the Company raises additional funds by issuing equity securities, its stockholders may experience significant dilution. If the Company is unable to raise funds when required or on favorable terms, this assumption may no longer be operative, and the Company may have to: a) significantly delay, scale back, or discontinue the product application and/or commercialization of its proprietary technologies; b) seek collaborators for its technology and product candidates on terms that are less favorable than might otherwise be available; c) relinquish or otherwise dispose of rights to technologies, product candidates, or products that it would otherwise seek to develop or commercialize; or d) possibly cease operations.

2.	Basis of Presentation

Liquidity

The Company’s primary sources of liquidity are cash on hand and cash available from the sale of common stock of the Company. At this time, cash flows from operating activities represent net outflows for operating expenses and expenses for technology and product development. As of June 30, 2016, the Company had $23.0 million in cash on hand which is expected to support the Company’s activities through June 30, 2017.

Since its spin-off from Integrated BioPharma, Inc. in August 2008, the Company has incurred significant losses and negative cash flows from operations. As of June 30, 2016, the Company’s accumulated deficit was $57.6 million, and it had cash used in operating activities of $8.1 million and $4.7 million for the years ended June 30, 2016 and 2015, respectively. The Company has historically financed its activities through the sale of common stock and warrants. Through June 30, 2016, the Company has dedicated most of its financial resources to investing in its iBioLaunch™ and iBioModulator™ platforms, its proprietary candidates for treatment of fibrotic diseases, advancing its intellectual property, and general and administrative activities.

On May 15, 2015, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC (“Aspire Capital”) pursuant to which the Company has the option to require Aspire Capital, upon and subject to the terms of the agreement, to purchase up to $15 million of its common stock, over a three-year term. No shares have been sold under the 2015 Facility as of the date of the filing of this report. See Note 11 for a further description of the agreement.

Coincident with the entry into the iBio CMO joint venture, Eastern agreed to acquire 10 million shares of the Company's common stock at $0.622 per share. The closing for the sale of 3,500,000 of such shares occurred on January 25, 2016. The sale of the remaining 6,500,000 shares occurred on April 13, 2016. In addition, Eastern agreed to, and on January 25, 2016 did, exercise warrants it previously acquired to purchase 1,784,000 shares of the Company's common stock at $0.53 per share. As of the date of the filing of this report, the Company has received $15 million for the capitalization of iBio CMO and approximately $7.2 million from Eastern for the acquisition of 10 million shares of common stock and the exercise of the warrants. See Note 11 for a further description of the transactions.

The Company plans to fund its future business operations using cash on hand, through proceeds from the sale of additional equity or other securities, including sales of common stock to Aspire Capital pursuant to the common stock purchase agreement entered into on May 15, 2015, and through proceeds realized in connection with license and collaboration arrangements. The Company cannot be certain that such funding will be available on favorable terms or available at all. To the extent that the Company raises additional funds by issuing equity securities, its stockholders may experience significant dilution.

The Company's financial statements were prepared under the assumption that the Company will continue as a going concern. If the Company is unable to raise funds when required or on favorable terms, this assumption may no longer be operative, and the Company may have to: a) significantly delay, scale back, or discontinue the product application and/or commercialization of its proprietary technologies; b) seek collaborators for its technology and product candidates on terms that are less favorable than might otherwise be available; c) relinquish or otherwise dispose of rights to technologies, product candidates, or products that it would otherwise seek to develop or commercialize; or d) possibly cease operations.